Description of Organization and Business Operations (Details) - USD ($) $ in Thousands		2 Months Ended		3 Months Ended	4 Months Ended		6 Months Ended			7 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 06, 2016	Mar. 11, 2016	Mar. 02, 2015	Apr. 01, 2016	Apr. 30, 2015	Apr. 24, 2015	Jun. 30, 2016	Jul. 15, 2015	Jun. 30, 2015	Aug. 13, 2015	Oct. 02, 2015	Oct. 27, 2015	Oct. 26, 2015	Dec. 31, 2015
Description of Organization and Business Operations [Abstract]
Entity date of incorporation							Mar. 14, 2008
Entity date of Initial Public Offering							Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition							43.30%
Navios Holdings' economic interest in Navios Acquisition							46.30%
Common stock shares outstanding							150,782,990							149,782,990
Amount paid upon redemption							$ 2,000		$ 3,500
Puttable Common Stock
Shares redeemed	100,000			100,000		25,000	200,000	50,000			75,000			150,000
Amount paid upon redemption	$ 1,000			$ 1,000		$ 250		$ 500			$ 750
Common Stock
Shares redeemed							200,000		25,000
Conversion of Stock, Shares issued		1,200,000	200,000		200,000				64,800	200,000		108,000	200,000
Series A Convertible Preferred Stock
Preferred stock shares outstanding														3,000
Conversion of Stock, Shares converted		3,000
Series C Convertible Preferred Stock
Preferred stock shares outstanding							1,000							1,000